ANNUAL REPORTS

                                    PHOENIX

                             THE BIG EDGE CHOICE(R)




                                  PHL VARIABLE
                              ACCUMULATION ACCOUNT



                               December 31, 1997



                                 [logo]Phoenix
                         PHL Variable Insurance Company

                               TABLE OF CONTENTS


                       PHL VARIABLE ACCUMULATION ACCOUNT




Money Market Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Growth Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Multi-Sector Fixed Income Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Strategic Allocation Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
International Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Balanced Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Real Estate Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Strategic Theme Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6


Aberdeen New Asia Sub-Account
 Statement of Assets and Liabilities .........     2
 Statement of Operations .....................     4
 Statement of Changes in Net Assets ..........     6
Enhanced Index Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Wanger International Small Cap Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Wanger U.S. Small Cap Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Templeton Stock Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Templeton Asset Allocation Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Templeton International Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Templeton Developing Markets Sub-Account
 Statement of Assets and Liabilities .........     3
 Statement of Operations .....................     5
 Statement of Changes in Net Assets ..........     7
Notes to Financial Statements ................    10

                                                  This annual report for the PHL
                                                   Variable Accumulation Account
                                          for the period ended December 31, 1997
                                       contains the financial statements for the
                                            Account's various annuity contracts.

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                               Multi-Sector
                                                                      Money Market            Growth           Fixed Income
                                                                      Sub-Account          Sub-Account          Sub-Account
                                                                   -----------------   -------------------   ----------------
Assets
 Investments at cost ...........................................    $34,973,345        $114,046,318           $37,679,445
                                                                    ===========        ============           ===========
 Investment in The Phoenix Edge Series Fund, at market .........    $34,973,346        $111,911,612           $37,379,700
                                                                    -----------        ------------           -----------
  Total assets .................................................     34,973,346        111,911,612             37,379,700
Liabilities
 Accrued expenses to related party .............................         39,021            125,357                 41,358
                                                                    -----------        ------------           -----------
Net assets .....................................................    $34,934,325        $111,786,255           $37,338,342
                                                                    ===========        ============           ===========
Accumulation units outstanding .................................     32,019,323         77,819,024             29,244,694
                                                                    ===========        ============           ===========
Unit value .....................................................    $  1.091039        $  1.436490            $  1.276756
                                                                    ===========        ============           ===========

                                                                     Strategic
                                                                     Allocation       International           Balanced
                                                                    Sub-Account        Sub-Account           Sub-Account
                                                                   -----------         -----------           -----------
Assets
 Investments at cost ...........................................    $30,150,355        $ 9,403,184            $13,688,463
                                                                    ===========        ============           ===========
 Investment in The Phoenix Edge Series Fund, at market .........    $29,513,910        $ 9,271,259            $13,338,670
                                                                    -----------        ------------           -----------
  Total assets .................................................     29,513,910          9,271,259             13,338,670
Liabilities
 Accrued expenses to related party .............................         32,604             10,830                 15,591
                                                                    -----------        ------------           -----------
Net assets .....................................................    $29,481,306        $ 9,260,429            $13,323,079
                                                                    ===========        ============           ===========
Accumulation units outstanding .................................     22,084,578          7,089,271             10,023,529
                                                                    ===========        ============           ===========
Unit value .....................................................    $  1.334927        $  1.306260            $  1.329181
                                                                    ===========        ============           ===========

                                                                                                              Aberdeen
                                                                   Real Estate       Strategic Theme          New Asia
                                                                   Sub-Account         Sub-Account           Sub-Account
                                                                   -----------         -----------           -----------
Assets
 Investments at cost ...........................................    $11,606,088        $12,745,792            $ 3,469,019
                                                                   ============        ============          ============
 Investment in The Phoenix Edge Series Fund, at market .........    $12,860,111        $12,688,144            $ 2,433,232
                                                                   ------------        ------------          ------------
  Total assets .................................................     12,860,111         12,688,144              2,433,232
Liabilities
 Accrued expenses to related party .............................         14,362             14,130                  2,649
                                                                   ------------        ------------          ------------
Net assets .....................................................    $12,845,749        $12,674,014            $ 2,430,583
                                                                   ============        ============          ============
Accumulation units outstanding .................................      7,736,970         10,168,688              3,654,619
                                                                   ============        ============          ============
Unit value .....................................................    $  1.660307        $  1.246377            $  0.665071
                                                                   ============        ============          ============


                       See Notes to Financial Statements
                                       2

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997
                                  (Continued)


                                                                                                     Wanger
                                                                                Enhanced           International    Wanger U.S.
                                                                                 Index               Small Cap        Small Cap
                                                                              Sub-Account           Sub-Account     Sub-Account
                                                                           -----------------       -------------- ----------------
Assets
 Investments at cost .....................................................  $     4,064,121        $28,526,326       $ 48,244,895
                                                                            ===============        ===========       ============
 Investment in The Phoenix Edge Series Fund, at market ...................  $     4,124,836                --                  --
 Investment in Wangers Advisors Trust, at market .........................               --        $28,078,035       $ 61,519,860
                                                                            ---------------        -----------       ------------
  Total assets ...........................................................        4,124,836        28,078,035          61,519,860
Liabilities
 Accrued expenses to related party .......................................            4,159            32,817              69,247
                                                                            ---------------        -----------       ------------
Net assets ...............................................................  $     4,120,677        $28,045,218       $ 61,450,613
                                                                            ===============        ===========       ============
Accumulation units outstanding ...........................................        3,958,413        20,360,563          34,965,994
                                                                            ===============        ===========       ============
Unit value ...............................................................  $      1.040992        $ 1.377428        $   1.757439
                                                                            ===============        ===========       ============

                                                                              Templeton              Templeton
                                                                                Stock             Asset Allocation
                                                                              Sub-Account           Sub-Account
                                                                            ---------------         ----------
Assets
 Investments at cost .....................................................  $     6,576,487        $5,053,505
                                                                            ===============        ===========
 Investment in Templeton Variable Products Series Fund, at market ........  $     6,375,658        $4,927,468
                                                                            ---------------        -----------
  Total assets ...........................................................        6,375,658         4,927,468
Liabilities
 Accrued expenses to related party .......................................            7,001             5,481
                                                                            ---------------        -----------
Net assets ...............................................................  $     6,368,657        $4,921,987
                                                                            ===============        ===========
Accumulation units outstanding ...........................................        6,099,799         4,622,079
                                                                            ===============        ===========
Unit value ...............................................................  $      1.044077        $ 1.064886
                                                                            ===============        ===========

                                                                              Templeton             Templeton
                                                                            International        Developing Markets
                                                                              Sub-Account          Sub-Account
                                                                            ---------------         ----------
Assets
 Investments at cost .....................................................  $     4,488,062        $2,940,375
                                                                            ===============        ===========
 Investment in Templeton Variable Products Series Fund, at market ........  $     4,382,855        $2,172,437
                                                                            ---------------        -----------
  Total assets ...........................................................        4,382,855         2,172,437
Liabilities
 Accrued expenses to related party .......................................            4,787             2,406
                                                                            ---------------        -----------
Net assets ...............................................................  $     4,378,068        $2,170,031
                                                                            ===============        ===========
Accumulation units outstanding ...........................................        4,072,117         3,274,727
                                                                            ===============        ===========
Unit value ...............................................................  $      1.075133        $ 0.662660
                                                                            ===============        ===========




                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                                 Multi-Sector
                                                                             Money Market          Growth        Fixed Income
                                                                             Sub-Account        Sub-Account       Sub-Account
                                                                          ----------------- ------------------- --------------
Investment income
 Distributions ..........................................................  $1,245,489        $   486,351         $1,898,021
Expenses
 Mortality, expense risk and administrative charges .....................     338,151          1,116,736            330,057
                                                                           ----------        -----------         ----------
Net investment income (loss) ............................................     907,338           (630,385)         1,567,964
                                                                           ----------        -----------         ----------
Net realized loss from share transactions ...............................         (11)           (24,605)           (12,941)
Net realized gain distribution from Fund ................................          --         16,340,543            857,375
Net unrealized appreciation (depreciation) on investment ................           1         (1,781,965)          (162,539)
                                                                           ----------        -----------         ----------
Net gain (loss) on investments ..........................................         (10)        14,533,973            681,895
                                                                           ----------        -----------         ----------
Net increase in net assets resulting from operations ....................  $  907,328        $13,903,588         $2,249,859
                                                                           ==========        ===========         ==========

                                                                           Strategic
                                                                           Allocation      International          Balanced
                                                                          Sub-Account       Sub-Account          Sub-Account
                                                                          ----------        -----------          ----------
Investment income
 Distributions .......................................................... $  486,850        $    69,646         $  298,910
Expenses
 Mortality, expense risk and administrative charges .....................    295,475             90,241            129,442
                                                                          -----------       ------------        -----------
Net investment income (loss) ............................................    191,375            (20,595)           169,468
                                                                          -----------       ------------        -----------
Net realized gain (loss) from share transactions ........................     17,492                764             (9,031)
Net realized gain distribution from Fund ................................  3,559,520            820,452          1,383,267
Net unrealized depreciation on investment ...............................   (230,816)          (256,669)          (214,179)
                                                                          -----------       ------------        -----------
Net gain on investments .................................................  3,346,196            564,547          1,160,057
                                                                          -----------       ------------        -----------
Net increase in net assets resulting from operations .................... $3,537,571        $   543,952         $1,329,525
                                                                          ===========       ============        ===========

                                                                                                                 Aberdeen
                                                                         Real Estate      Strategic Theme        New Asia
                                                                         Sub-Account        Sub-Account         Sub-Account
                                                                          ----------        -----------         -----------
Investment income
 Distributions .......................................................... $  274,998        $    36,499         $   95,020
Expenses
 Mortality, expense risk and administrative charges .....................    101,238            118,766             31,144
                                                                          -----------       ------------        -----------
Net investment income (loss) ............................................    173,760            (82,267)            63,876
                                                                          -----------       ------------        -----------
Net realized gain (loss) from share transactions ........................         23            (18,155)           (23,903)
Net realized gain distribution from Fund ................................    426,393          1,461,092              1,339
Net unrealized appreciation (depreciation) on investment ................    954,191           (205,450)        (1,037,281)
                                                                          -----------       ------------        -----------
Net gain (loss) on investments ..........................................  1,380,607          1,237,487         (1,059,845)
                                                                          -----------       ------------        -----------
Net increase (decrease) in net assets resulting from operations ......... $1,554,367        $ 1,155,220         $ (995,969)
                                                                          ===========       ============        ===========


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended Decemer 31, 1997
                                  (Continued)


                                                                                                       Wanger            Wanger
                                                                               Enhanced            International          U.S.
                                                                                 Index               Small Cap          Small Cap
                                                                            Sub-Account(1)          Sub-Account        Sub-Account
                                                                          ------------------     ------------------   --------------
Investment income
 Distributions ..........................................................  $         19,092          $   444,004       $   661,738
Expenses
 Mortality, expense risk and administrative charges .....................            10,646              332,607           573,294
                                                                           ----------------          ------------      -----------
Net investment income ...................................................             8,446              111,397            88,444
                                                                           ----------------          ------------      -----------
Net realized gain (loss) from share transactions ........................           (11,455)               2,114             8,063
Net realized gain distribution from Fund ................................            17,968                   --                --
Net unrealized appreciation (depreciation) on investment ................            60,714           (1,519,831)       10,309,844
                                                                           ----------------          ------------      -----------
Net gain (loss) on investments ..........................................            67,227           (1,517,717)       10,317,907
                                                                           ----------------          ------------      -----------
Net increase (decrease) in net assets resulting from operations .........  $         75,673          $(1,406,320)      $10,406,351
                                                                           ================          ============      ===========

                                                                               Templeton             Templeton
                                                                                 Stock           Asset Allocation
                                                                            Sub-Account(2)        Sub-Account(3)
                                                                           ----------------      ----------------
Investment income
 Distributions ..........................................................  $             --         $        --
Expenses
 Mortality, expense risk and administrative charges .....................            26,216              21,060
                                                                           ----------------         ------------
Net investment loss .....................................................           (26,216)            (21,060)
                                                                           ----------------         ------------
Net realized gain (loss) from share transactions ........................               121                (615)
Net unrealized depreciation on investment ...............................          (200,829)           (126,037)
                                                                           ----------------         ------------
Net loss on investments .................................................          (200,708)           (126,652)
                                                                           ----------------         ------------
Net decrease in net assets resulting from operations ....................  $       (226,924)        $  (147,712)
                                                                           ================         ============

                                                                               Templeton              Templeton
                                                                             International        Developing Markets
                                                                            Sub-Account(2)         Sub-Account(2)
                                                                           ----------------      ----------------
Investment income
 Distributions ..........................................................  $             --         $        --
Expenses
 Mortality, expense risk and administrative charges .....................            17,298              11,121
                                                                           ----------------         ------------
Net investment loss .....................................................           (17,298)            (11,121)
                                                                           ----------------         ------------
Net realized gain (loss) from share transactions ........................             2,484             (12,846)
Net unrealized depreciation on investment ...............................          (105,208)           (767,938)
                                                                           ----------------         ------------
Net loss on investments .................................................          (102,724)           (780,784)
                                                                           ----------------         ------------
Net decrease in net assets resulting from operations ....................  $       (120,022)        $  (791,905)
                                                                           ================         ============


(1)From inception July 22, 1997 to December 31, 1997
(2)From inception May 5, 1997 to December 31, 1997
(3)From inception May 6, 1997 to December 31, 1997


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                                   Multi-Sector
                                                                              Money Market          Growth         Fixed Income
                                                                              Sub-Account        Sub-Account       Sub-Account
                                                                           ----------------- ------------------- ---------------
From operations
 Net investment income (loss) ............................................   $    907,338     $   (630,385)        $ 1,567,964
 Net realized gain (loss) ................................................            (11)      16,315,938             844,434
 Net unrealized appreciation (depreciation) ..............................              1       (1,781,965)           (162,539)
                                                                             ------------     ------------         -----------
 Net increase in net assets resulting from operations ....................        907,328       13,903,588           2,249,859
                                                                             ------------     ------------         -----------
From accumulation unit transactions
 Participant deposits ....................................................    129,791,265       19,020,238           6,621,512
 Participant transfers ................................................... (118,052,959)        30,883,327          14,037,050
 Participant withdrawals .................................................     (994,507)        (2,970,576)        (1,026,256)
                                                                           --------------     ------------         -----------
 Net increase in net assets resulting from participant transactions ......   10,743,799         46,932,989         19,632,306
                                                                           --------------     ------------         -----------
 Net increase in net assets ..............................................   11,651,127         60,836,577         21,882,165
Net assets
 Beginning of period .....................................................   23,283,198         50,949,678         15,456,177
                                                                           --------------     ------------         -----------
 End of period ........................................................... $ 34,934,325       $111,786,255        $37,338,342
                                                                           ==============     ============        ============

                                                                              Strategic
                                                                              Allocation       International        Balanced
                                                                             Sub-Account        Sub-Account       Sub-Account
                                                                           -------------     ------------        ------------
From operations
 Net investment income (loss) ............................................ $    191,375      $    (20,595)        $   169,468
 Net realized gain .......................................................    3,577,012           821,216           1,374,236
 Net unrealized depreciation .............................................     (230,816)         (256,669)           (214,179)
                                                                           --------------    -------------        ------------
 Net increase in net assets resulting from operations ....................    3,537,571           543,952           1,329,525
                                                                           --------------    -------------        ------------
From accumulation unit transactions
 Participant deposits ....................................................    4,491,372         1,958,885           3,065,921
 Participant transfers ...................................................    7,178,160         3,245,739           3,096,312
 Participant withdrawals .................................................     (575,990)         (145,413)           (584,926)
                                                                           --------------    -------------        ------------
 Net increase in net assets resulting from participant transactions ......   11,093,542         5,059,211           5,577,307
                                                                           --------------    -------------        ------------
 Net increase in net assets ..............................................   14,631,113         5,603,163           6,906,832
Net assets
 Beginning of period .....................................................   14,850,193         3,657,266           6,416,247
                                                                           --------------    -------------        ------------
 End of period ........................................................... $ 29,481,306      $  9,260,429         $13,323,079
                                                                           ==============    =============        ============

                                                                                                                    Aberdeen
                                                                             Real Estate      Strategic Theme       New Asia
                                                                             Sub-Account        Sub-Account       Sub-Account
                                                                           -------------     ------------        ------------
From operations
 Net investment income (loss) ............................................ $    173,760      $    (82,267)        $    63,876
 Net realized gain (loss) ................................................      426,416         1,442,937             (22,564)
 Net unrealized appreciation (depreciation) ..............................      954,191          (205,450)         (1,037,281)
                                                                           --------------    -------------       -------------
 Net increase (decrease) in net assets resulting from operations .........    1,554,367         1,155,220            (995,969)
                                                                           --------------    -------------       -------------
From accumulation unit transactions
 Participant deposits ....................................................    2,913,014         2,055,321             979,395
 Participant transfers ...................................................    6,386,122         5,362,519           1,374,336
 Participant withdrawals .................................................     (135,526)         (269,975)            (57,020)
                                                                           --------------    -------------       -------------
 Net increase in net assets resulting from participant transactions ......    9,163,610         7,147,865           2,296,711
                                                                           --------------    -------------       -------------
 Net increase in net assets ..............................................   10,717,977         8,303,085           1,300,742
Net assets
 Beginning of period .....................................................    2,127,772         4,370,929           1,129,841
                                                                           --------------    -------------       -------------
 End of period ........................................................... $ 12,845,749      $ 12,674,014         $ 2,430,583
                                                                           ==============    =============       =============

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                                                      Wanger             Wanger
                                                                                Enhanced          International           U.S.
                                                                                  Index              Small Cap          Small Cap
                                                                             Sub-Account(1)         Sub-Account        Sub-Account
                                                                           ------------------     ----------------   ---------------
From operations
 Net investment income ...................................................  $          8,446        $   111,397      $     88,444
 Net realized gain .......................................................             6,513              2,114             8,063
 Net unrealized appreciation (depreciation) ..............................            60,714         (1,519,831)       10,309,844
                                                                            ----------------        ------------     ------------
 Net increase (decrease) in net assets resulting from operations .........            75,673         (1,406,320)       10,406,351
                                                                            ----------------        ------------     ------------
From accumulation unit transactions
 Participant deposits ....................................................         1,672,794          6,103,151         9,172,386
 Participant transfers ...................................................         2,390,678         10,427,408        20,534,319
 Participant withdrawals .................................................           (18,468)        (1,015,981)       (1,728,149)
                                                                            ----------------        ------------     ------------
 Net increase in net assets resulting from participant transactions ......         4,045,004         15,514,578        27,978,556
                                                                            ----------------        ------------     ------------
 Net increase in net assets ..............................................         4,120,677         14,108,258        38,384,907
Net assets
 Beginning of period .....................................................                --         13,936,960        23,065,706
                                                                            ----------------        ------------     ------------
 End of period ...........................................................  $      4,120,677        $28,045,218      $ 61,450,613
                                                                            ================        ============      ============

                                                                                Templeton               Templeton
                                                                                  Stock            Asset Allocation
                                                                             Sub-Account(2)          Sub-Account(3)
                                                                            ----------------      ------------------
From operations
 Net investment loss .....................................................  $        (26,216)       $   (21,060)
 Net realized gain (loss) ................................................               121               (615)
 Net unrealized depreciation .............................................          (200,829)          (126,037)
                                                                            ----------------        ------------
 Net decrease in net assets resulting from operations ....................          (226,924)          (147,712)
                                                                            ----------------        ------------
From accumulation unit transactions
 Participant deposits ....................................................         2,039,079          2,964,700
 Participant transfers ...................................................         4,594,725          2,135,147
 Participant withdrawals .................................................           (38,223)           (30,148)
                                                                            ----------------        ------------
 Net increase in net assets resulting from participant transactions ......         6,595,581          5,069,699
                                                                            ----------------        ------------
 Net increase in net assets ..............................................         6,368,657          4,921,987
Net assets
 Beginning of period .....................................................                --                 --
                                                                            ----------------        ------------
 End of period ...........................................................  $      6,368,657        $ 4,921,987
                                                                            ================        ============

                                                                                Templeton             Templeton
                                                                              International       Developing Markets
                                                                             Sub-Account(2)        Sub-Account(2)
                                                                            ----------------     ----------------
From operations
 Net investment loss .....................................................  $        (17,298)       $   (11,121)
 Net realized gain (loss) ................................................             2,484            (12,846)
 Net unrealized depreciation .............................................          (105,208)          (767,938)
                                                                            ----------------        -------------
 Net decrease in net assets resulting from operations ....................          (120,022)          (791,905)
                                                                            ----------------        -------------
From accumulation unit transactions
 Participant deposits ....................................................         2,136,967          1,308,608
 Participant transfers ...................................................         2,385,768          1,662,130
 Participant withdrawals .................................................           (24,645)            (8,802)
                                                                            ----------------        -------------
 Net increase in net assets resulting from participant transactions ......         4,498,090          2,961,936
                                                                            ----------------        -------------
 Net increase in net assets ..............................................         4,378,068          2,170,031
Net assets
 Beginning of period .....................................................                --                 --
                                                                            ----------------        -------------
 End of period ...........................................................  $      4,378,068        $ 2,170,031
                                                                            ================        =============



(1)From inception July 22, 1997 to December 31, 1997
(2)From inception May 5, 1997 to December 31, 1997
(3)From inception May 6, 1997 to December 31, 1997

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                                                                               Multi-Sector
                                                                              Money Market       Growth        Fixed Income
                                                                              Sub-Account      Sub-Account      Sub-Account
                                                                           ----------------- --------------- ------------------
From operations
 Net investment income (loss) ............................................  $   448,990     $   (51,201)        $   473,276
 Net realized gain .......................................................           --       3,220,291             445,349
 Net unrealized depreciation .............................................           --        (104,167)           (136,643)
                                                                            -----------     ----------------    --------------
 Net increase in net assets resulting from operations ....................      448,990       3,064,923             781,982
                                                                            -----------     ----------------    --------------
From accumulation unit transactions
 Participant deposits ....................................................  100,807,056      16,137,985           3,658,318
 Participant transfers ................................................... (83,156,951)      28,719,551          10,819,170
 Participant withdrawals .................................................    (797,035)        (261,356)           (138,991)
                                                                           ------------     ----------------    --------------
 Net increase in net assets resulting from participant transactions ......  16,853,070       44,596,180          14,338,497
                                                                           ------------     ----------------    --------------
 Net increase in net assets ..............................................  17,302,060       47,661,103          15,120,479
Net assets
 Beginning of period .....................................................   5,981,138        3,288,575             335,698
                                                                           ------------     ----------------    --------------
 End of period ........................................................... $23,283,198      $50,949,678         $15,456,177
                                                                           ============     ================    ==============

                                                                              Strategic
                                                                              Allocation       International         Balanced
                                                                             Sub-Account        Sub-Account        Sub-Account
                                                                           -----------       ---------------     -------------
From operations
 Net investment income ................................................... $    81,294      $    23,302         $    60,499
 Net realized gain .......................................................     855,410           77,403             464,572
 Net unrealized appreciation (depreciation) ..............................    (280,377)         123,310            (134,164)
                                                                           ------------     ----------------    --------------
 Net increase in net assets resulting from operations ....................     656,327          224,015             390,907
                                                                           ------------     ----------------    --------------
From accumulation unit transactions
 Participant deposits ....................................................   3,603,086        1,016,275           1,688,276
 Participant transfers ...................................................   7,602,197        2,297,094           3,646,583
 Participant withdrawals .................................................     (52,881)         (14,382)            (62,505)
                                                                           ------------     ----------------    --------------
 Net increase in net assets resulting from participant transactions ......  11,152,402        3,298,987           5,272,354
                                                                           ------------     ----------------    --------------
 Net increase in net assets ..............................................  11,808,729        3,523,002           5,663,261
Net assets
 Beginning of period .....................................................   3,041,464          134,264             752,986
                                                                           ------------     ----------------    --------------
 End of period ........................................................... $14,850,193      $ 3,657,266         $ 6,416,247
                                                                           ============     ================    ==============

                                                                                                                   Aberdeen
                                                                             Real Estate     Strategic Theme       New Asia
                                                                             Sub-Account     Sub-Account(1)      Sub-Account(2 )
                                                                           -----------      ---------------     --------------
From operations
 Net investment income (loss) ............................................ $    25,006      $   (11,691)        $     3,508
 Net realized gain (loss) ................................................      24,120           12,195              (2,679)
 Net unrealized appreciation .............................................     299,093          147,802               1,494
                                                                           ------------     ----------------    ---------------
 Net increase in net assets resulting from operations ....................     348,219          148,306               2,323
                                                                           ------------     ----------------    ---------------
From accumulation unit transactions
 Participant deposits ....................................................     537,771        1,162,846             190,675
 Participant transfers ...................................................   1,009,485        3,078,265             937,753
 Participant withdrawals .................................................      (5,358)         (18,488)               (910)
                                                                           ------------     ----------------    ---------------
 Net increase in net assets resulting from participant transactions ......   1,541,898        4,222,623           1,127,518
                                                                           ------------     ----------------    ---------------
 Net increase in net assets ..............................................   1,890,117        4,370,929           1,129,841
Net assets
 Beginning of period .....................................................     237,655               --                  --
                                                                           ------------     ----------------    ---------------
 End of period ........................................................... $ 2,127,772      $ 4,370,929         $ 1,129,841
                                                                           ============     ================    ===============



(1)From inception February 15, 1996 to December 31, 1996
(2)From inception September 19, 1996 to December 31, 1996

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)


                                                                                  Wanger           Wanger
                                                                              International         U.S.
                                                                                Small Cap         Small Cap
                                                                               Sub-Account       Sub-Account
                                                                             ---------------   --------------
From operations
 Net investment loss .....................................................     $   (84,060)     $  (125,132)
 Net realized gain (loss) ................................................          (7,606)           2,035
 Net unrealized appreciation .............................................       1,063,766        2,984,536
                                                                               -----------      -----------
 Net increase in net assets resulting from operations ....................         972,100        2,861,439
                                                                               -----------      -----------
From accumulation unit transactions
 Participant deposits ....................................................       4,661,212        5,084,461
 Participant transfers ...................................................       8,094,139       13,945,437
 Participant withdrawals .................................................         (70,544)         (74,992)
                                                                               -----------      -----------
 Net increase in net assets resulting from participant transactions ......      12,684,807       18,954,906
                                                                               -----------      -----------
 Net increase in net assets ..............................................      13,656,907       21,816,345
Net assets
 Beginning of period .....................................................         280,053        1,249,361
                                                                               -----------      -----------
 End of period ...........................................................     $13,936,960      $23,065,706
                                                                               ===========      ===========


                       See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
     PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company (PHL Variable). The Account is organized as a unit investment trust and currently consists of sixteen Sub-Accounts, and invests in corresponding series of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge Choice to individuals
(VA4).

     Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in an internationally diversified portfolio of equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Templeton Stock Fund invests primarily in common stocks issued by companies, large and small, in various nations throughout the world, the Templeton Asset Allocation Fund invests in stocks of companies in any nation, debt obligations of companies and governments of any nation, and money market instruments, the Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States, and the Templeton Developing Markets Fund invests primarily in equity securities of issuers in countries having developing markets. Contract owners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable through participant transfers.

Note 2--Significant Accounting Policies
A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds
     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                                   Purchases          Sales
----------------------------------------   --------------   --------------
The Phoenix Edge Series Fund:
 Money Market ..........................    $59,319,372      $47,653,079
 Growth ................................     64,028,560        1,317,675
 Multi-Sector Fixed Income .............     25,926,738        3,843,969
 Strategic Allocation ..................     16,527,484        1,667,324
 International .........................      7,223,324        1,357,413
 Balanced ..............................      8,271,880        1,133,483
 Real Estate ...........................     10,491,621          715,566
 Strategic Theme .......................      9,248,006          713,531
 Aberdeen New Asia .....................      4,136,551        1,773,084
 Enhanced Index ........................      4,241,748          166,172
Wanger Advisors Trust:
 International Small Cap ...............     17,971,146        2,327,346
 U.S. Small Cap ........................     29,926,534        1,813,775
Templeton Variable Products Series Fund:
 Stock .................................      6,700,544          124,178
 Asset Allocation ......................      5,119,234           65,115
 International .........................      4,929,691          444,113
 Developing Markets ....................      3,087,876          134,655

                        PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units)

                                                                                 Sub-Account
                                         -------------------------------------------------------------------------------------------
                                               Money                       Multi-Sector     Strategic
                                               Market           Growth     Fixed Income    Allocation    International     Balanced
                                         --------------- ----------------------------- -------------- --------------- --------------
VA4
Units outstanding, beginning of period .      22,142,319      42,365,475    13,251,869     13,248,885      3,094,533       5,615,835
Participant deposits ...................     121,050,392      14,236,566     5,397,535      3,630,810      1,546,058       2,395,837
Participant transfers ..................    (110,248,527)     23,428,243    11,448,849      5,665,807      2,563,105       2,484,161
Participant withdrawals ................        (924,861)     (2,211,260)     (853,559)      (460,924)      (114,425)       (472,304
                                            ------------      ----------    ----------     ----------      ---------       ---------
Units outstanding, end of period .......      32,019,323      77,819,024    29,244,694     22,084,578      7,089,271      10,023,529
                                            ============      ==========    ==========     ==========      =========      ==========



                                                                                                                      Wanger
                                                                     Strategic        Aberdeen       Enhanced      International
                                                    Real Estate        Theme          New Asia         Index         Small Cap
                                                   -------------   -------------   -------------   ------------   --------------
Units outstanding, beginning of period .........     1,543,156       4,053,646       1,132,687             --        9,834,236
Participant deposits ...........................     1,964,393       1,772,054       1,113,053      1,636,488        4,131,765
Participant transfers ..........................     4,316,625       4,568,384       1,471,124      2,339,793        7,065,542
Participant withdrawals ........................       (87,204)       (225,396)        (62,245)       (17,868)        (670,980)
                                                     ---------       ---------       ---------      ---------        ---------
Units outstanding, end of period ...............     7,736,970      10,168,688       3,654,619      3,958,413       20,360,563
                                                     =========      ==========       =========      =========       ==========


                                                                                 Templeton                    Templeton
                                                   Wanger U.S.     Templeton       Asset       Templeton      Developing
                                                    Small Cap        Stock      Allocation   International     Markets
                                                 --------------- ------------- ------------ --------------- -------------
Units outstanding, beginning of period .........    16,756,995            --           --             --             --
Participant deposits ...........................     5,895,771     1,884,079    2,706,808      1,929,062      1,428,502
Participant transfers ..........................    13,394,539     4,251,937    1,944,708      2,165,760      1,857,056
Participant withdrawals ........................    (1,081,311)      (36,217)     (29,437)       (22,705)       (10,831)
                                                    ----------     ---------    ---------      ---------      ---------
Units outstanding, end of period ...............    34,965,994     6,099,799    4,622,079      4,072,117      3,274,727
                                                    ==========     =========    =========      =========      =========

Note 5--Investment Advisory Fees and Related Party Transactions

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Sub-Accounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Sub-Account holding the assets of the participant, or on a pro rata basis from two or more Sub-Accounts in relation to their values under the contract. Such fees aggregated $130,179 for the period ended December 31, 1997.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. PHL Variable reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $235,977 for the period ended December 31, 1997.

Note 6--Distribution of Net Income
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements
     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS





[Price Waterhouse LLP logotype]                                          [LOGO]



To the Board of Directors of PHL Variable Insurance Company and
 Participants of PHL Variable Accumulation Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account, Wanger U.S. Small Cap Sub-Account, Templeton Stock Sub-Account, Templeton Asset Allocation Sub-Account, Templeton International Sub-Account and Templeton Developing Markets Sub-Account (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP



Hartford, Connecticut
February 19, 1998

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[logo]PHOENIX
      PHL Variable Insurance Company


Phoenix Home Life Mutual Insurance Company
101 Munson Street
PO Box 810
Greenfield, MA 01302-0810










PHL Variable Insurance Company
Statutory Home Office: Hartford, Connecticut

OL 2232 A (2/98) (C)1998 Phoenix Home Life Mutual Insurance Company
700.04

                                      [recycled logo] Printed on Recycled Paper.